Shareholder Fees - FidelityEquity-IncomeK6Fund-PRO	Apr. 01, 2023 USD ($)
FidelityEquity-IncomeK6Fund-PRO | Fidelity Equity-Income K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none